First Quarter Report
June 30, 2023 (Unaudited)
Columbia Select Large Cap Growth Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Select Large Cap Growth Fund, June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 3.0%
Interactive Media & Services 3.0%
Match Group, Inc.(a)	818,448	34,252,049
Total Communication Services		34,252,049
Consumer Discretionary 17.1%
Auto Components 1.6%
Aptiv PLC(a)	177,254	18,095,861
Broadline Retail 4.5%
Amazon.com, Inc.(a)	389,035	50,714,603
Hotels, Restaurants & Leisure 5.6%
Booking Holdings, Inc.(a)	11,107	29,992,565
Chipotle Mexican Grill, Inc.(a)	15,703	33,588,717
Total		63,581,282
Textiles, Apparel & Luxury Goods 5.4%
lululemon athletica, Inc.(a)	61,216	23,170,256
NIKE, Inc., Class B	350,071	38,637,336
Total		61,807,592
Total Consumer Discretionary		194,199,338
Consumer Staples 6.7%
Consumer Staples Distribution & Retail 3.6%
Costco Wholesale Corp.	76,943	41,424,572
Personal Care Products 3.1%
Estee Lauder Companies, Inc. (The), Class A	177,946	34,945,036
Total Consumer Staples		76,369,608
Financials 7.2%
Capital Markets 3.0%
MSCI, Inc.	74,074	34,762,188
Financial Services 4.2%
Visa, Inc., Class A	199,482	47,372,985
Total Financials		82,135,173
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 24.1%
Biotechnology 7.0%
BioMarin Pharmaceutical, Inc.(a)	377,078	32,685,121
Exact Sciences Corp.(a)	376,135	35,319,077
Sarepta Therapeutics, Inc.(a)	99,316	11,373,668
Total		79,377,866
Health Care Equipment & Supplies 11.2%
Edwards Lifesciences Corp.(a)	439,931	41,498,691
Insulet Corp.(a)	141,351	40,757,148
Intuitive Surgical, Inc.(a)	132,229	45,214,384
Total		127,470,223
Life Sciences Tools & Services 1.9%
Illumina, Inc.(a)	112,193	21,035,065
Pharmaceuticals 4.0%
Eli Lilly & Co.	97,655	45,798,242
Total Health Care		273,681,396
Industrials 5.0%
Building Products 2.3%
Trane Technologies PLC	132,995	25,436,624
Construction & Engineering 2.7%
Quanta Services, Inc.	157,570	30,954,626
Total Industrials		56,391,250
Information Technology 32.6%
Semiconductors & Semiconductor Equipment 7.8%
Advanced Micro Devices, Inc.(a)	242,626	27,637,528
Applied Materials, Inc.	60,295	8,715,039
NVIDIA Corp.	123,070	52,061,072
Total		88,413,639
Software 24.8%
Adobe, Inc.(a)	100,888	49,333,223
Crowdstrike Holdings, Inc., Class A(a)	186,077	27,329,129
Dynatrace, Inc.(a)	320,514	16,496,856
Intuit, Inc.	97,664	44,748,668
Microsoft Corp.	150,207	51,151,492
2	Columbia Select Large Cap Growth Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Select Large Cap Growth Fund, June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Palo Alto Networks, Inc.(a)	173,979	44,453,374
ServiceNow, Inc.(a)	85,290	47,930,421
Total		281,443,163
Total Information Technology		369,856,802
Real Estate 3.8%
Real Estate Management & Development 3.8%
CoStar Group, Inc.(a)	484,638	43,132,782
Total Real Estate		43,132,782
Total Common Stocks (Cost $606,179,911)		1,130,018,398

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(b),(c)	5,953,742	5,951,360
Total Money Market Funds (Cost $5,950,947)		5,951,360
Total Investments in Securities (Cost: $612,130,858)		1,135,969,758
Other Assets & Liabilities, Net		(118,827)
Net Assets		1,135,850,931

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	6,433,905	56,496,817	(56,978,711)	(651)	5,951,360	(1,753)	123,228	5,953,742
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Large Cap Growth Fund | First Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT215_03_N01_(08/23)